Interest Income/(Expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift, Interest [Abstract]
Summary of Interest Income Expenses

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Interest on convertible bond	—	(26,249)	—
Interest income/(expenses)	655	(862)	(190)

Total	655	(27,111)	(190)